Parent company (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and dividend income	SFr 9,658	SFr 11,261	SFr 16,671
Interest expense	(3,847)	(5,313)	(9,654)
Net interest income	5,811	5,948	7,017
Commissions and fees	13,165	11,853	11,158
Trading revenues	2,431	3,295	1,739
Other revenues	1,289	1,293	2,570
Net revenues	22,696	22,389	22,484
Provision for credit losses	4,205	1,096	324
Compensation and benefits	8,963	9,890	10,036
General and administrative expenses	7,159	6,523	6,128
Commission expenses	1,243	1,256	1,276
Goodwill impairment	1,623	0	0
Restructuring expenses	103	157
Total other operating expenses	10,128	7,936	7,404
Total operating expenses	19,091	17,826	17,440
Income/(loss) before taxes	(600)	3,467	4,720
Income tax expense/(benefit)	1,026	801	1,295
Net income/(loss)	(1,626)	2,666	3,425
Other comprehensive income/(loss), net of tax	1,830	(2,887)	(2,222)
Comprehensive income/(loss)	204	(221)	1,203
Group parent company
Dividends from Subsidiaries	12	24	24
Interest and dividend income	2,124	1,633	1,307
Interest expense	(2,173)	(1,649)	(1,343)
Net interest income	(37)	8	(12)
Commissions and fees	6	18	23
Trading revenues	(6)	12	(68)
Other revenues	36	78	100
Net revenues	(1)	116	43
Compensation and benefits	25	84	101
General and administrative expenses	74	62	61
Commission expenses	0	2	1
Goodwill impairment	1,623
Total other operating expenses	74	64	62
Total operating expenses	99	148	163
Income/(loss) before taxes	(100)	(32)	(120)
Income tax expense/(benefit)	(4)	(5)	0
Undistributed earnings/(loss) of subsidiaries and other affiliates	(1,554)	2,696	3,539
Net income/(loss)	(1,650)	2,669	3,419
Other comprehensive income/(loss), net of tax	1,824	(2,881)	(2,224)
Comprehensive income/(loss)	174	(212)	1,195
Subsidiaries and other affiliates
Interest and dividend income	2,124	1,633	1,307
Interest expense	54	39	9
Trading revenues	(802)	550	289
Other revenues	36	77	100
Group Parent company - subsidiary that holds a banking license
Dividends from Subsidiaries	10	10	10
Group Parent company - subsidiary that doesn't hold a banking license
Dividends from Subsidiaries	SFr 2	SFr 14	SFr 14